Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid Expenses [Abstract]
Prepaid directors and officers’ insurance	$ 878,680	$ 1,609,260
Other prepaid expenses	84,222	35,920
Total	$ 962,902	$ 1,645,180